Summary of significant accounting policies (Details)	Dec. 31, 2025
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Equipment useful lives	4 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Equipment useful lives	10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Equipment useful lives	2 years
Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Equipment useful lives	10 years
Plant And Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Equipment useful lives	4 years
Plant And Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Equipment useful lives	10 years